SHAREHOLDERS' EQUITY - Ordinary Shares (Details)				3 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares	Feb. 24, 2023 USD ($) shares	Feb. 23, 2023 USD ($) shares	Mar. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
SHAREHOLDERS' EQUITY
Accretion of carrying value to redemption value				$ 16,999,995	$ 3,625,617
Surrender and cancellation of Founder Shares		$ 263,123,592
Subsequent event
SHAREHOLDERS' EQUITY
Surrender and cancellation of Founder Shares		263,123,592
If the proposed Business Combination is not completed on or before September 30, 2023 | Subsequent event
SHAREHOLDERS' EQUITY
Consideration	$ 35,000,000
Better HoldCo, Inc. | If the proposed Business Combination is not completed on or before September 30, 2023 | Subsequent event
SHAREHOLDERS' EQUITY
Percent of discount	75.00%
Amount of pre-money equity valuation	$ 6,900,000,000
Private Placement
SHAREHOLDERS' EQUITY
Surrender and cancellation of Founder Shares		$ 263,123,592
Public shareholders
SHAREHOLDERS' EQUITY
Surrender and cancellation of Founder Shares (in shares) | shares		24,087,689
Public shareholders | Subsequent event
SHAREHOLDERS' EQUITY
Surrender and cancellation of Founder Shares (in shares) | shares		24,087,689
Public shareholders | Private Placement
SHAREHOLDERS' EQUITY
Surrender and cancellation of Founder Shares (in shares) | shares		24,087,689
Sponsor
SHAREHOLDERS' EQUITY
Surrender and cancellation of Founder Shares (in shares) | shares		1,663,760
Sponsor | Subsequent event
SHAREHOLDERS' EQUITY
Surrender and cancellation of Founder Shares (in shares) | shares		1,663,760
Sponsor | Limited waiver
SHAREHOLDERS' EQUITY
Aggregate redemption amount			$ 17,000,000
Sponsor | Limited waiver | Subsequent event
SHAREHOLDERS' EQUITY
Aggregate redemption amount			17,000,000
Sponsor | Limited waiver | If the proposed Business Combination is completed on or before September 30, 2023 | Subsequent event
SHAREHOLDERS' EQUITY
Share price | $ / shares	$ 10.00
Sponsor | Limited waiver | If the proposed Business Combination is not completed on or before September 30, 2023 | Subsequent event
SHAREHOLDERS' EQUITY
Share price | $ / shares	$ 10.00
Sponsor | Private Placement
SHAREHOLDERS' EQUITY
Surrender and cancellation of Founder Shares (in shares) | shares		1,663,760
Additional Paid-in Capital
SHAREHOLDERS' EQUITY
Accretion of carrying value to redemption value			16,637,434	16,637,434	3,625,617
Surrender and cancellation of Founder Shares						$ (25)
Accumulated Deficit
SHAREHOLDERS' EQUITY
Accretion of carrying value to redemption value			$ 362,395	$ 362,395
Common Stock
SHAREHOLDERS' EQUITY
Redemption of Class A ordinary share (in shares) | shares			1,663,760	1,663,760
Accretion of carrying value to redemption value			$ 16,999,995
Common Stock | Better HoldCo, Inc. | If the proposed Business Combination is not completed on or before September 30, 2023 | Subsequent event
SHAREHOLDERS' EQUITY
Percent of discount	75.00%
Amount of pre-money equity valuation	$ 6,900,000,000				$ 6,900,000,000
Class A ordinary share
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares) | shares				500,000,000	500,000,000	500,000,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, votes per share | Vote					1
Accretion of carrying value to redemption value				$ 166
Class A ordinary share | Common Stock
SHAREHOLDERS' EQUITY
Redemption of Class A ordinary share (in shares) | shares				(1,663,760)
Accretion of carrying value to redemption value				$ 166
Class A ordinary shares subject to possible redemption
SHAREHOLDERS' EQUITY
Class A ordinary stock subject to possible redemption, outstanding (in shares) | shares				212,598	24,300,287	24,300,287
Accretion of carrying value to redemption value			$ 166	$ 16,999,995		$ 12,681,484
Class A ordinary shares not subject to possible redemption
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares) | shares				500,000,000	500,000,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Ordinary shares, votes per share | Vote				1
Ordinary shares, shares issued (in shares) | shares				1,836,240	3,500,000	3,500,000
Ordinary shares, shares outstanding (in shares) | shares				1,836,240	3,500,000	3,500,000
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares) | shares				50,000,000	50,000,000	50,000,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, votes per share | Vote				1	1
Ordinary shares, shares issued (in shares) | shares				6,950,072	6,950,072	6,950,072
Ordinary shares, shares outstanding (in shares) | shares				6,950,072	6,950,072	6,950,072
Shares subject to forfeiture | shares				249,928	249,928
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)				20.00%	20.00%
Ratio to be applied to the stock in the conversion				20	20
Class B ordinary shares | Better HoldCo, Inc. | If the proposed Business Combination is not completed on or before September 30, 2023 | Subsequent event
SHAREHOLDERS' EQUITY
Percent of discount	75.00%				75.00%
Amount of pre-money equity valuation					$ 6,900,000,000
Class B ordinary shares | Common Stock
SHAREHOLDERS' EQUITY
Surrender and cancellation of Founder Shares (in shares) | shares						249,928
Surrender and cancellation of Founder Shares						$ 25
Class B ordinary shares | Common Stock | Better HoldCo, Inc. | If the proposed Business Combination is not completed on or before September 30, 2023 | Subsequent event
SHAREHOLDERS' EQUITY
Amount of pre-money equity valuation	$ 6,900,000,000
Series D Preferred Stock | Subsequent event
SHAREHOLDERS' EQUITY
Percent of discount	50.00%				50.00%